Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Common control reserve	$ (1,603)	$ (1,603)	$ (1,603)
Employee share awards reserve	188	166	171
Cash flow hedge reserve	(16)	27	10
Cost of hedging reserve	4	(7)	(1)
Foreign currency translation reserve	(14)	(14)	(14)
Equity investments reserve	2	(21)	9
Non-controlling interest contribution reserve	1,437	1,437	1,441
Total reserves	$ (2)	$ (15)	$ 13